SHARE-BASED COMPENSATION (Details)						1 Months Ended	12 Months Ended
	Dec. 26, 2015 shares	Aug. 28, 2015 shares	May 15, 2015 $ / shares shares	Aug. 26, 2014 $ / shares shares	Apr. 01, 2013 $ / shares shares	Mar. 23, 2017 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 25, 2014 shares	Dec. 21, 2010 shares	Apr. 01, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			525,000
Option exercised price, granted (in dollars per share) | $ / shares			$ 5.35
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, maximum number of incentive award available (in shares)				6,698,470						4,300,730	4,300,730	2,627,730
Share Option | August 31, 2010 awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					300,000
Number of awards modified		1,588,648
Modification incremental cost | ¥									¥ 76,552
Share Option | December 31, 2010 awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards modified	1,673,000
Modification incremental cost | ¥							¥ 661,926	¥ 1,502,987	¥ 1,300,000
Share Option | August 26, 2014 awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				1,300,000
Option exercised price, granted (in dollars per share) | $ / shares				$ 7.00	$ 3.11
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted to employees				450,000		6,000